Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income before income taxes:
Domestic		$ 209.6	$ 196.4	$ 155.1
Foreign		78.4	104.2	19.2
Income before income taxes		288.0	300.6	174.3
Current:
Domestic		(31.1)	(26.6)	(14.8)
Foreign		39.8	(6.5)	(69.4)
Current income tax benefit (expense)		8.7	(33.1)	(84.2)
Deferred:
Domestic		(4.5)	(1.3)	(1.8)
Foreign		(50.7)	(37.4)	57.8
Deferred income tax (expense) benefit		(55.2)	(38.7)	56.0
Total income tax expense	$ 25.5	$ (46.5)	$ (71.8)	$ (28.2)